Impairment Charges - Summary of Increase (Decrease) to Recoverable Amount (Detail) - CAD ($) $ in Millions		9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Clearwater [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	$ (15)
Clearwater [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	15
Clearwater [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	77
Clearwater [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(74)
Elmworth-Wapiti [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(16)
Elmworth-Wapiti [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	16
Elmworth-Wapiti [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	67
Elmworth-Wapiti [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(65)
Kaybob-Edson [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(25)
Kaybob-Edson [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	28
Kaybob-Edson [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	75
Kaybob-Edson [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(73)
Narrows Lake [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	(369)
Narrows Lake [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	457
Narrows Lake [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	240
Narrows Lake [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount	$ (239)
Borger [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount		$ (71)
Borger [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount		81
Borger [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount		263
Borger [Member] | Five Percent Decrease in the Forward Price Estimates [Member]
Disclosure of estimation uncertainty with significant risk of causing material adjustment [line items]
Increase (decrease) to recoverable amount		$ (264)